Note 5 - Personnel Expenses Including Share-based Remuneration (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 10, 2019 shares
Statement Line Items [Line Items]
Key management personnel compensation, share-based payment | $	$ 1,179	$ 536	$ 621
Number of other equity instruments granted in share-based payment arrangement	401,818	1,019,000
RSU [member]
Statement Line Items [Line Items]
Percentage of equity available for grants	10.00%
Weighted average remaining contractual life of outstanding other equity instruments (Year)	266 days	346 days
RSU [member] | ADS [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	401,818
Share-based payments arrangement, vesting schedule, in year one	25.00%
Share-based payments arrangement, vesting schedule, in year two	25.00%
Share-based payments arrangement, vesting schedule, in year three	25.00%
Share-based payments arrangement, vesting schedule, in year four	25.00%
Amended and restated share incentive plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)				20,000,000
Amended and restated share incentive plan [member] | ADS [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)				10,000,000